DEBT - Outstanding (Details) (USD $) In Thousands, unless otherwise specified	Sep. 07, 2012 OpCo Notes	Dec. 27, 2013 Successor	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor ABL Facility Line of Credit	Dec. 28, 2012 Successor ABL Facility Line of Credit	Dec. 27, 2013 Successor OpCo Notes	Dec. 28, 2012 Successor OpCo Notes	Dec. 27, 2013 Successor HoldCo Notes	Dec. 28, 2012 Successor HoldCo Notes
Debt Instrument [Line Items]
Total long-term debt		$ 798,347	$ 813,994	$ 115,000	$ 127,500	$ 318,347	$ 321,494	$ 365,000	$ 365,000
Unamortized premium of debt	$ 22,500					$ 18,300	$ 21,494